UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2005

Date of reporting period:	3/31/2005

Item 1	–	Reports to Stockholders – [ INSERT REPORT ]

Dryden Stock Index Fund

MARCH 31, 2005	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Provide investment results that correspond to the price and yield performance of the S&P 500 Index

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

May 16, 2005

We hope that you find the semiannual report for the Dryden Stock Index Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Index Series Fund/Dryden Stock Index Fund

Dryden Index Series Fund/Dryden Stock Index Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Stock Index Fund (the Fund) is to provide investment results that correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index). There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares).

Cumulative Total Returns[1] as of 3/31/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	6.65%	6.14%	–16.70% (–16.92)	N/A	–12.18% (–12.45)
Class B	6.27	5.34	–19.80 (–20.01)	N/A	–15.70 (–15.96)
Class C	6.23	5.30	–19.78 (–20.00)	N/A	–15.69 (–15.94)
Class I	6.81	6.43	–15.33 (–15.55)	N/A	37.76 (37.18)
Class Z	6.76	6.38	–15.72 (–15.95)	168.82% (167.60)	239.89 (238.35)
S&P 500 Index[3]	6.88	6.69	–14.83	178.64	***
Lipper S&P 500 Index Objective Funds Avg.[4]	6.58	6.08	–17.09	168.11	****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		2.69%	–4.22% (–4.27)	N/A	–2.99% (–3.04)
Class B		0.34	–4.51 (–4.56)	N/A	–3.31 (–3.36)
Class C		4.30	–4.31 (–4.36)	N/A	–3.13 (–3.18)
Class I		6.43	–3.27 (–3.32)	N/A	4.27 (4.21)
Class Z		6.38	–3.36 (–3.41)	10.39% (10.34)	10.37 (10.33)
S&P 500 Index[3]		6.69	–3.16	10.79	***
Lipper S&P 500 Index Objective Funds Avg.[4]		6.08	–3.68	10.36	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class I and Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class I and Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, B, and C, 11/18/99; Class I, 8/1/97; and Class Z, 11/5/92.

3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lipper S&P 500 Index Objective Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper S&P 500 Index Objective Funds category for the periods noted. Funds in the Lipper Average are passively managed and limited expense (management fee no higher than 0.50%) funds are designed to replicate the performance of the S&P 500 Index on a reinvested basis.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns are –7.76% for Class A, B, and C; 38.89% for Class I; and 256.81% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are –1.50% for Class A, B, and C; 4.38% for Class I; and 10.79% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are –10.35% for Class A, B, and C; 34.32% for Class I; and 243.36% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are –2.03% for Class A, B, and C; 3.92% for Class I; and 10.44% for Class Z.

Dryden Index Series Fund/Dryden Stock Index Fund	3

Your Fund’s Performance (continued)

S&P 500 Index as of 3/31/05

Source: Factset.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Prudential Investments LLC, its affiliates, and subsidiaries. The Dryden Stock Index Fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The performance cited does not represent the performance of the Dryden Stock Index Fund. Past performance does not guarantee future results. Investors cannot invest directly in an index.

*	Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Index Series Fund/Dryden Stock Index Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Stock Index Fund		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,067	0.62%	$3.20
	Hypothetical	$1,000	$1,022	0.62%	$3.13

Class B	Actual	$1,000	$1,063	1.40%	$7.20
	Hypothetical	$1,000	$1,018	1.40%	$7.04

Class C	Actual	$1,000	$1,062	1.40%	$7.20
	Hypothetical	$1,000	$1,018	1.40%	$7.04

Class I	Actual	$1,000	$1,068	0.30%	$1.55
	Hypothetical	$1,000	$1,023	0.30%	$1.51

Class Z	Actual	$1,000	$1,068	0.39%	$2.01
	Hypothetical	$1,000	$1,023	0.39%	$1.97

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Fund’s current fiscal year ending September 30, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2005 (Unaudited)

Shares		Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS

Aerospace/Defense 2.1%
148,384	(c)	Boeing Co.	$8,674,529
37,106		General Dynamics Corp.	3,972,197
153,515		Honeywell International, Inc.	5,712,293
78,056		Lockheed Martin Corp.	4,766,100
66,148		Northrop Grumman Corp.	3,570,669
79,244		Raytheon Co.	3,066,743
32,563		Rockwell Automation, Inc.	1,844,368
30,263		Rockwell Collins, Inc.	1,440,216
91,420	(c)	United Technologies Corp.	9,293,757

			42,340,872

Agricultural Products 0.2%
48,192		Monsanto Co.	3,108,384

Airlines 0.1%
22,984	(c)	Delta Airlines, Inc.(a)	93,085
139,274		Southwest Airlines Co.	1,983,262

			2,076,347

Aluminum 0.2%
153,844	(c)	Alcoa, Inc.	4,675,319

Automobiles & Trucks 0.6%
8,279	(c)	Cummins, Inc.	582,428
27,240		Dana Corp.	348,400
106,684		Delphi Automotive Systems Corp.	477,944
327,463	(c)	Ford Motor Co.	3,710,156
100,178	(c)	General Motors Corp.	2,944,231
30,799		Genuine Parts Co.	1,339,448
33,752		Johnson Controls, Inc.	1,882,011
11,260	(c)	Navistar International Corp.(a)	409,864
27,070	(c)	Visteon Corp.	154,570

			11,849,052

Banking 7.6%
64,800		AmSouth Bancorporation	1,681,560
723,604		Bank of America Corp.	31,910,936
139,836		Bank of New York Co., Inc.	4,062,236

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	7

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

96,958		BB&T Corp.	$3,789,119
43,067	(c)	Capital One Financial Corp.	3,220,119
30,961	(c)	Comerica, Inc.	1,705,332
22,500	(c)	Compass Bancshares, Inc.	1,021,500
102,273		Fifth Third Bancorp	4,395,693
22,800		First Horizon National Corp.	930,012
53,484	(c)	Golden West Financial Corp.	3,235,782
41,329		Huntington Bancshares, Inc.	987,763
632,366		JP Morgan Chase & Co.	21,879,864
73,035	(c)	KeyCorp	2,369,986
19,300	(c)	M&T Bank Corp.	1,969,758
75,246	(c)	Mellon Financial Corp.	2,147,521
116,698		National City Corp.	3,909,383
84,350		North Fork Bancorporation, Inc.	2,339,869
39,662		Northern Trust Corp.	1,722,917
51,136		PNC Financial Services Group	2,632,481
47,402	(c)	Providian Financial Corp.(a)	813,418
79,637		Regions Financial Corp.	2,580,239
63,300		Sovereign Bancorp, Inc.	1,402,728
59,762		State Street Corp.	2,612,795
65,783	(c)	SunTrust Banks, Inc.	4,740,981
330,695		US Bancorp	9,530,630
285,448		Wachovia Corp.(e)	14,532,158
300,540		Wells Fargo & Co.	17,972,292
15,900		Zions Bancorporation	1,097,418

			151,194,490

Beverages 2.2%
141,554	(c)	Anheuser-Busch Co., Inc.	6,708,244
17,976		Brown-Forman Corp.	984,186
412,732		Coca-Cola Co.	17,198,543
76,300	(c)	Coca-Cola Enterprises, Inc.	1,565,676
11,747	(c)	Molson Coors Brewing Co.	906,516
47,500		Pepsi Bottling Group, Inc.	1,322,875
297,305		PepsiCo, Inc.	15,766,084

			44,452,124

Chemicals 1.2%
39,432		Air Products & Chemicals, Inc.	2,495,651
170,936		Dow Chemical Co.	8,521,160
175,544		E.I. du Pont de Nemours & Co.	8,994,875
12,993		Eastman Chemical Co.	766,587
21,931		Hercules, Inc.(a)	317,780

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

40,870	(c)	Rohm & Haas Co.	$1,961,760
11,116		Sigma-Aldrich Corp.	680,855

			23,738,668

Chemical—Specialty 0.2%
19,204		Engelhard Corp.	576,696
7,290		Great Lakes Chemical Corp.	234,155
57,658		Praxair, Inc.	2,759,512

			3,570,363

Commercial Services 0.1%
21,700		Convergys Corp.(a)	323,981
26,188		Moodys Corp.	2,117,562

			2,441,543

Computer Hardware 2.6%
142,824		Apple Computer, Inc.(a)	5,951,476
439,240		Dell, Inc.(a)	16,875,601
58,492		Gateway, Inc.(a)	235,723
297,034		International Business Machines Corp.	27,142,967
34,600		NCR Corp.(a)	1,167,404
49,665		Seagate Technology(a)(f)	0

			51,373,171

Computer Software & Services 6.4%
42,020		Adobe Systems, Inc.	2,822,484
21,700	(c)	Affiliated Computer Services, Inc. Class A(a)	1,155,308
41,820		Autodesk, Inc.(a)	1,244,563
104,078	(c)	Automatic Data Processing, Inc.,	4,678,306
37,600		BMC Software, Inc.(a)	564,000
1,176,444		Cisco Systems, Inc.(a)	21,046,583
30,400	(c)	Citrix Systems, Inc.(a)	724,128
104,258	(c)	Computer Associates International, Inc.	2,825,392
34,151	(c)	Computer Sciences Corp.(a)	1,565,823
72,700		Compuware Corp.(a)	523,440
216,100		eBay, Inc.(a)	8,051,886
50,400		Electronic Arts, Inc.(a)	2,609,712
433,304		EMC Corp.(a)	5,338,305
149,552		First Data Corp.	5,878,889
34,000	(c)	Intuit, Inc.(a)	1,488,180
35,820	(c)	KLA-Tencor Corp.	1,648,078
15,900		Mercury Interactive Corp.(a)	753,342

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	9

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

79,516		Micron Technology, Inc.(a)	$822,196
1,829,412		Microsoft Corp.	44,216,888
55,702		Novell, Inc.(a)	331,984
25,300		Novellus Systems, Inc.(a)	676,269
27,400		NVIDIA Corp.(a)	651,024
829,440		Oracle Corp.(a)	10,351,411
54,279	(c)	Parametric Technology Corp.(a)	303,420
97,000		Siebel Systems, Inc.(a)	885,610
593,296	(c)	Sun Microsystems, Inc.(a)	2,396,916
49,600		SunGuard Data Systems, Inc.(a)	1,711,200
76,877		VERITAS Software Corp.(a)	1,785,084

			127,050,421

Construction 0.2%
15,737		Fluor Corp.	872,302
8,291		KB Home	973,861
22,886		Pulte Homes, Inc.	1,685,096
17,600	(c)	Vulcan Materials Co.	1,000,208

			4,531,467

Containers 0.1%
21,132		Ball Corp.	876,556
16,110		Bemis Co.	501,343
24,758		Pactiv Corp.(a)	578,099

			1,955,998

Cosmetics & Soaps 2.2%
15,885		Alberto-Culver Co.	760,256
82,344	(c)	Avon Products, Inc.	3,535,851
26,532	(c)	Clorox Co.	1,671,251
94,330		Colgate-Palmolive Co.	4,921,196
177,439		Gillette Co.	8,957,121
13,675		International Flavors & Fragrances, Inc.	540,162
455,238	(c)	Procter & Gamble Co.	24,127,614

			44,513,451

Diversified Gas
8,223		NICOR, Inc.	304,991

Drugs & Medical Supplies 10.4%
276,774		Abbott Laboratories	12,903,204
24,082	(c)	Allergan, Inc.	1,672,977
20,000		AmerisourceBergen Corp.	1,145,800

See Notes to Financial Statements.

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Shares		Description	Value (Note 1)

225,804		Amgen, Inc.(a)	$13,144,051
9,238		Bausch & Lomb, Inc.	677,145
111,274		Baxter International, Inc.	3,781,091
45,312	(c)	Becton Dickinson & Co.	2,647,127
60,120	(c)	Biogen Idec, Inc.(a)	2,074,741
43,323		Biomet, Inc.	1,572,625
146,424		Boston Scientific Corp.(a)	4,288,759
347,014		Bristol-Myers Squibb Co.	8,834,977
18,712		C.R. Bard, Inc.	1,273,913
78,073		Cardinal Health, Inc.	4,356,473
83,200		Caremark Rx, Inc.(a)	3,309,696
64,600	(c)	Forest Laboratories, Inc.(a)	2,386,970
45,000		Genzyme Corp.(a)	2,575,800
56,748		Guidant Corp.	4,193,677
28,207		Hospira, Inc.(a)	910,240
533,869	(c)	Johnson & Johnson	35,854,642
38,433		King Pharmaceuticals, Inc.(a)	319,378
23,400		Laboratory Corp. of America Holdings(a)	1,127,880
200,597		Lilly(Eli) & Co.	10,451,104
42,200	(c)	MedImmune, Inc.(a)	1,004,782
214,858		Medtronic, Inc.	10,947,015
391,744		Merck & Co., Inc.	12,680,753
31,100		Mylan Laboratories, Inc.	551,092
1,340,623		Pfizer, Inc.	35,218,166
17,600		Quest Diagnostics, Inc.	1,850,288
263,224		Schering-Plough Corp.	4,777,516
64,264		St. Jude Medical, Inc.(a)	2,313,504
70,400	(c)	Stryker Corp.	3,140,544
20,600	(c)	Watson Pharmaceuticals, Inc.(a)	633,038
240,791		Wyeth	10,156,564
44,011	(c)	Zimmer Holdings, Inc.(a)	3,424,496

			206,200,028

Education 0.1%
33,600	(c)	Apollo Group, Inc.(a)	2,488,416

Electronics 4.1%
53,024	(c)	Advanced Micro Devices, Inc.(a)	854,747
84,596	(c)	Agilent Technologies, Inc.(a)	1,878,031
68,600	(c)	Altera Corp.(a)	1,356,908
68,900	(c)	Analog Devices, Inc.	2,490,046
81,300		Electronic Data Systems Corp.	1,680,471
75,275		Emerson Electric Co.	4,887,606

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	11

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

67,607		Freescale Semiconductor, Inc., Class B(a)	$1,166,221
529,702		Hewlett-Packard Co.	11,621,662
1,133,688		Intel Corp.	26,335,572
35,500	(c)	Jabil Circuit, Inc.(a)	1,012,460
18,100		L3 Communications Holdings, Inc.	1,285,462
55,300	(c)	Linear Technology Corp.	2,118,543
75,644		LSI Logic Corp.(a)	422,850
57,400		Maxim Integrated Products, Inc.	2,345,938
32,450		Molex, Inc.	855,382
443,513		Motorola, Inc.	6,639,389
64,352		National Semiconductor Corp.	1,326,295
23,370		PerkinElmer, Inc.	482,123
32,400		PMC-Sierra, Inc.(a)	285,120
16,100		QLogic Corp.(a)	652,050
103,300		Sanmina Corp.(a)	539,226
184,500		Solectron Corp.(a)	640,215
14,124		Tektronix, Inc.	346,462
31,300	(c)	Teradyne, Inc.(a)	456,980
305,252		Texas Instruments, Inc.	7,780,873
53,300		Xilinx, Inc.	1,557,959

			81,018,591

Financial Services 7.6%
19,500		Ambac Financial Group, Inc.	1,457,625
215,859		American Express Co.	11,088,677
20,598	(c)	Bear, Stearns & Co., Inc.	2,057,740
231,811		Charles Schwab Corp.	2,436,334
36,800		CIT Group, Inc.	1,398,400
933,855		Citigroup, Inc.	41,967,444
105,148	(c)	Countrywide Credit Industries, Inc.	3,413,104
63,400	(c)	E*TRADE Financial Corp.(a)	760,800
25,830	(c)	Equifax, Inc.	792,723
172,934	(c)	Fannie Mae	9,416,256
18,500		Federated Investors, Inc., Class B	523,735
31,100	(c)	Fiserv, Inc.(a)	1,237,780
39,414		Franklin Resources, Inc.	2,705,771
123,332		Freddie Mac	7,794,582
83,500		Goldman Sachs Group, Inc.	9,184,165
29,560		H&R Block, Inc.	1,495,145
38,100		Janus Capital Group, Inc.	531,495
48,874		Lehman Brothers Holdings, Inc.	4,601,976
38,100		Marshall & Ilsley Corp.	1,590,675
229,964		MBNA Corp.	5,645,616

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares		Description	Value (Note 1)

167,534		Merrill Lynch & Co., Inc.	$9,482,424
198,036		Morgan Stanley	11,337,561
66,225		Paychex, Inc.	2,173,505
91,600		Prudential Financial, Inc.(e)	5,257,840
77,092		SLM Corp.	3,842,265
49,466		Synovus Financial Corp.	1,378,123
21,900		T. Rowe Price Group, Inc.	1,300,422
154,387	(c)	Washington Mutual, Inc.	6,098,286

			150,970,469

Foods 1.4%
111,959		Archer-Daniels-Midland Co.	2,751,952
67,447		Campbell Soup Co.	1,957,312
91,743		ConAgra, Inc.	2,478,896
65,972	(c)	General Mills, Inc.	3,242,524
61,014		H.J. Heinz & Co.	2,247,756
42,016		Hershey Foods Corp.	2,540,287
67,970		Kellogg Co.	2,941,062
23,800		McCormick & Co., Inc.	819,434
141,786		Sara Lee Corp.	3,141,978
110,280		Sysco Corp.	3,948,024
33,804		Wm. Wrigley Jr. Co.	2,216,528

			28,285,753

Forest Products 0.9%
46,730		Georgia-Pacific Corp.	1,658,448
87,384		International Paper Co.	3,214,857
87,216		Kimberly-Clark Corp.	5,732,707
18,556		Louisiana-Pacific Corp.	466,498
37,835		MeadWestvaco Corp.	1,203,910
33,300		Plum Creek Timber Co., Inc.	1,188,810
9,045		Temple-Inland, Inc.	656,215
43,500	(c)	Weyerhaeuser Co.	2,979,750

			17,101,195

Gas Distribution 0.1%
30,100		KeySpan Corp.	1,172,997

Gas Pipelines 0.4%
32,397		Cinergy Corp.	1,312,727
120,804		El Paso Corp.	1,278,106
21,700		Kinder Morgan, Inc.	1,642,690
6,732		Peoples Energy Corp.	282,205

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	13

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

43,398		Sempra Energy	$1,728,976
101,192		Williams Companies, Inc.	1,903,422

			8,148,126

Health Care 0.8%
13,200		Express Scripts, Inc.(a)	1,150,908
17,100	(c)	Fisher Scientific International, Inc.(a)	973,332
76,700		Gilead Sciences, Inc.(a)	2,745,860
14,060		Manor Care, Inc.	511,222
53,576		McKesson Corp.	2,022,494
49,134	(c)	Medco Health Solutions, Inc.(a)	2,435,572
52,500		WellPoint, Inc.(a)	6,580,875

			16,420,263

Hospital Management 0.9%
75,331		HCA, Inc.	4,035,482
43,500		Health Management Associates, Inc.	1,138,830
27,510		Humana, Inc.(a)	878,669
41,910		IMS Health, Inc.	1,022,185
82,172		Tenet Healthcare Corp.(a)	947,443
113,624		United Health Group, Inc.	10,837,457

			18,860,066

Housing Related 0.4%
20,694		Centex Corp.	1,185,145
32,200		Leggett & Platt, Inc.	929,936
81,926		Masco Corp.	2,840,374
13,318	(c)	Maytag Corp.	186,053
48,627	(c)	Newell Rubbermaid, Inc.	1,066,876
13,638		Stanley Works	617,392
11,639		Whirlpool Corp.	788,310

			7,614,086

Insurance 4.0%
49,300		ACE Ltd.	2,034,611
52,586		Aetna, Inc.	3,941,321
89,900	(c)	AFLAC, Inc.	3,349,674
121,208		Allstate Corp.	6,552,504
462,738		American International Group, Inc.	25,640,313
58,389	(c)	Aon Corp.	1,333,605
33,334		Chubb Corp.	2,642,386
23,197		CIGNA Corp.	2,071,492

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares		Description	Value (Note 1)

28,769		Cincinnati Financial Corp.	$1,254,616
51,653		Hartford Financial Services Group, Inc.	3,541,330
23,686		Jefferson-Pilot Corp.	1,161,798
31,830		Lincoln National Corp.	1,436,806
90,740		Marsh & McLennan Companies, Inc.	2,760,311
26,158		MBIA, Inc.	1,367,540
134,100		Metlife, Inc.	5,243,310
17,020		MGIC Investment Corp.	1,049,623
53,900		Principal Financial Group, Inc.	2,074,611
34,879		Progressive Corp.	3,200,497
21,929		SAFECO Corp.	1,068,162
119,811		St. Paul Companies, Inc.	4,400,658
19,915		Torchmark Corp.	1,039,563
56,426	(c)	UnumProvident Corp.	960,371
25,300		XL Capital Ltd.	1,830,961

			79,956,063

Internet 0.5%
113,700	(c)	Symantec Corp.(a)	2,425,221
244,000		Yahoo!, Inc.(a)	8,271,600

			10,696,821

Leisure 0.6%
16,499		Brunswick Corp.	772,978
101,600	(c)	Carnival Corp.	5,263,896
20,324		Harrah’s Entertainment, Inc.	1,312,524
32,854	(c)	Hasbro, Inc.	671,864
50,400		International Game Technology	1,343,664
76,313	(c)	Mattel, Inc.	1,629,283

			10,994,209

Lodging 0.2%
53,621		Hilton Hotels Corp.	1,198,429
39,652		Marriott International, Inc.	2,651,133

			3,849,562

Machinery 1.0%
61,428		Caterpillar, Inc.	5,616,976
16,820		Cooper Industries, Inc.	1,202,966
43,240		Deere & Co.	2,902,701
35,762	(c)	Dover Corp.	1,351,446
27,754		Eaton Corp.	1,815,112

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	15

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

30,395		Ingersoll-Rand Co.	$2,420,962
31,184	(c)	PACCAR, Inc.	2,257,410
21,592	(c)	Parker Hannifin Corp.	1,315,385
10,342		Snap-On, Inc.	328,772
29,902		Thermo Electron Corp.(a)	756,221

			19,967,951

Media 3.8%
98,638		Clear Channel Communications, Inc.	3,400,052
394,690	(c)	Comcast Corp.(a)	13,332,628
39,040		Donnelley (R.R.) & Sons, Co.	1,234,445
14,404		Dow Jones & Co., Inc.	538,277
45,889		Gannett Co., Inc.	3,628,902
76,712		Interpublic Group of Companies, Inc.(a)	942,023
13,583		Knight-Ridder, Inc.	913,457
34,300		McGraw Hill Companies, Inc.	2,992,675
9,096		Meredith Corp.	425,238
20,400	(c)	Monster Worldwide, Inc.(a)	572,220
24,590	(c)	New York Times Co.	899,502
499,500		News Corp., Class A	8,451,540
360,713	(c)	The Walt Disney Co.	10,363,285
822,724		Time Warner, Inc.(a)	14,438,806
56,727	(c)	Tribune Co.	2,261,706
54,900	(c)	Univision Communications, Inc.(a)	1,520,181
304,152		Viacom, Inc.	10,593,614

			76,508,551

Mineral Resources 0.3%
33,128		Freeport-McMoran Copper & Gold, Inc.	1,312,200
78,797		Newmont Mining Corp.	3,329,173
17,730		Phelps Dodge Corp.	1,803,673

			6,445,046

Miscellaneous Basic Industry 6.4%
35,900		American Power Conversion Corp.	937,349
38,600		American Standard Companies, Inc.	1,794,128
36,464		Applera Corp.-Applied Biosystems Group	719,799
306,488		Applied Materials, Inc.	4,980,430
54,600	(c)	Applied Micro Circuits Corp.(a)	179,634
83,900	(c)	Calpine Corp.(a)	234,920
182,359		Cendant Corp.	3,745,654
26,400	(c)	Chiron Corp.(a)	925,584
54,200		Danaher Corp.	2,894,822

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares		Description	Value (Note 1)

69,500		Dynegy, Inc.(a)	$271,745
47,682		Ecolab, Inc.	1,575,890
43,800		EOG Resources, Inc.	2,134,812
25,208		Fortune Brands, Inc.	2,032,521
1,892,872		General Electric Co.	68,256,964
16,474		Grainger (W.W.), Inc.	1,025,836
52,000	(c)	Harley-Davidson, Inc.	3,003,520
52,468		Illinois Tool Works, Inc.	4,697,460
16,586		ITT Industries, Inc.	1,496,721
33,668		Loews Corp.	2,475,945
9,261		Millipore Corp.(a)	401,927
27,800		Nabors Industries Ltd.(a)	1,644,092
33,667		Omnicom Group, Inc.	2,980,203
23,404		Pall Corp.	634,716
29,974		PPG Industries, Inc.	2,143,740
33,200		Robert Half International, Inc.	895,072
14,018		Sealed Air Corp.(a)	728,095
38,350		Symbol Technologies, Inc.	555,692
25,167		Textron, Inc.	1,877,962
357,280		Tyco International Ltd.	12,076,064
21,500		Waters Corp.(a)	769,485

			128,090,782

Miscellaneous Consumer Growth 0.9%
138,398		3M Co.	11,859,325
15,332		Black & Decker Corp.	1,211,075
252,797	(c)	Corning, Inc.(a)	2,813,630
52,465	(c)	Eastman Kodak Co.	1,707,736

			17,591,766

Office Equipment & Supplies 0.8%
18,868	(c)	Avery Dennison Corp.	1,168,495
26,700	(c)	Cintas Corp.	1,102,977
23,352	(c)	Lexmark International Group, Inc.(a)	1,867,459
65,900	(c)	Network Appliance, Inc.(a)	1,822,794
56,300		Office Depot, Inc.(a)	1,248,734
15,949		OfficeMax, Inc.	534,292
39,325		Pitney Bowes, Inc.	1,774,344
88,350		Staples, Inc.	2,776,841
62,390		Unisys Corp.(a)	440,473
172,198		Xerox Corp.(a)	2,608,800

			15,345,209

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	17

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

Petroleum 7.1%
16,878		Amerada Hess Corp.	$1,623,832
43,618		Anadarko Petroleum Corp.	3,319,330
58,248		Apache Corp.	3,566,525
13,445		Ashland Oil, Inc.	907,134
27,300		BJ Services Co.	1,416,324
70,164		Burlington Resources, Inc.	3,513,112
380,380		ChevronTexaco Corp.	22,179,958
124,941		ConocoPhillips	13,473,637
85,400		Devon Energy Corp.	4,077,850
1,150,314		Exxon Mobil Corp.	68,558,714
27,259		Kerr-McGee Corp.	2,135,198
62,560		Marathon Oil Corp.	2,935,315
70,938		Occidental Petroleum Corp.	5,048,657
12,914		Sunoco, Inc.	1,336,857
56,263		Transocean Sedco Forex, Inc.(a)	2,895,294
45,939		Unocal Corp.	2,833,977
55,733		XTO Energy, Inc.	1,830,283

			141,651,997

Petroleum Services 1.1%
61,379	(c)	Baker Hughes, Inc.	2,730,752
86,911		Halliburton Co.	3,758,901
23,100		National-Oilwell Varco, Inc.(a)	1,078,770
23,800	(c)	Nobel Corp.	1,337,798
66,452		PG&E Corp.	2,266,013
20,510		Rowan Companies, Inc.	613,864
106,821		Schlumberger Ltd.	7,528,744
45,100	(c)	Valero Energy Corp.	3,304,477

			22,619,319

Railroads 0.6%
66,223		Burlington Northern Santa Fe Corp.	3,571,406
38,203		CSX Corp.	1,591,155
72,111		Norfolk Southern Corp.	2,671,713
44,129		Union Pacific Corp.	3,075,791

			10,910,065

Real Estate Investment Trust 0.5%
17,500	(c)	Apartment Investment & Management Co., Class A	651,000
28,900		Archstone-Smith Trust	985,779
69,300		Equity Office Properties Trust	2,088,009

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares		Description	Value (Note 1)

49,700		Equity Residential Properties Trust	$1,600,837
38,400		Simon Property Group, Inc.	2,326,272
32,000	(c)	Starwood Hotels & Resorts Worldwide, Inc.	1,920,960

			9,572,857

Restaurants 0.8%
27,353		Darden Restaurants, Inc.	839,190
227,930		McDonald’s Corp.	7,097,740
72,000	(c)	Starbucks Corp.(a)	3,719,520
19,879		Wendy’s International, Inc.	776,076
50,532		Yum! Brands, Inc.	2,618,063

			15,050,589
Retail 6.2%
66,313	(c)	Albertson’s, Inc.	1,369,363
47,900	(c)	AutoNation, Inc.(a)	907,226
14,700	(c)	AutoZone, Inc.(a)	1,259,790
55,100		Bed Bath & Beyond, Inc.(a)	2,013,354
55,700	(c)	Best Buy Co., Inc.	3,008,357
21,524		Big Lots, Inc.(a)	258,718
31,878		Circuit City Stores, Inc.	511,642
33,800		Coach, Inc.(a)	1,914,094
83,608		Costco Wholesale Corp.	3,693,801
71,296		CVS Corp.	3,751,596
14,323		Dillards, Inc.	385,289
56,750		Dollar General Corp.	1,243,393
29,800		Family Dollar Stores, Inc.	904,728
29,575		Federated Department Stores, Inc.	1,882,153
149,713		Gap, Inc.	3,269,732
391,284		Home Depot, Inc.	14,962,700
52,084		J.C. Penney Co., Inc.	2,704,201
23,700		Jones Apparel Group, Inc.	793,713
55,600		Kohl’s Corp.(a)	2,870,628
131,334		Kroger Co.(a)	2,105,284
72,822		Limited, Inc.	1,769,575
20,492		Liz Claiborne, Inc.	822,344
136,948	(c)	Lowe’s Companies, Inc.	7,818,361
53,071		May Department Stores Co.	1,964,688
45,938		Nike, Inc.	3,827,095
25,700		Nordstrom, Inc.	1,423,266
28,554		Radioshack Corp.	699,573
9,249		Reebok International Ltd.	409,731
80,000		Safeway, Inc.(a)	1,482,400

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	19

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

11,707	(c)	Sears Holdings Corp.(a)	$1,559,068
24,216		Sherwin-Williams Co.	1,065,262
25,212		Supervalu, Inc.	840,820
159,082		Target Corp.	7,957,282
17,700	(c)	Tiffany & Co.	611,004
82,532	(c)	TJX Companies, Inc.	2,032,763
37,607	(c)	Toys ‘R’ Us, Inc.(a)	968,756
615,226		Wal-Mart Stores, Inc.	30,828,975
179,478		Walgreen Co.	7,972,413

			123,863,138

Rubber 0.1%
11,588		Cooper Tire & Rubber Co.	212,755
23,199		Goodrich Corp.	888,290
34,071		Goodyear Tire & Rubber Co.(a)	454,848

			1,555,893

Steel - Producers 0.2%
13,718		Allegheny Technologies, Inc.	330,741
29,456		Nucor Corp.	1,695,487
20,209	(c)	United States Steel Corp.	1,027,628

			3,053,856

Telecommunications 1.8%
147,400	(c)	ADC Telecommunications, Inc.(a)	293,326
53,834	(c)	Alltel Corp.	2,952,795
29,922	(c)	Andrew Corp.(a)	350,387
83,855		Avaya, Inc.(a)	979,426
52,000	(c)	Broadcom Corp.(a)	1,555,840
24,350	(c)	CenturyTel, Inc.	799,654
92,500		CIENA Corp.(a)	159,100
57,000		Citizens Communications Co.	737,580
33,500	(c)	Comverse Technology, Inc.(a)	844,870
280,900	(c)	JDS Uniphase Corp.(a)	469,103
804,667		Lucent Technologies, Inc.(a)	2,212,834
201,940		Nextel Communications, Inc.(a)	5,739,135
290,500		Qualcomm, Inc.	10,646,825
320,336	(c)	Qwest Communications International, Inc.(a)	1,185,243
27,876		Scientific—Atlanta, Inc.	786,661
261,430	(c)	Sprint Corp.(FON Group)	5,947,533
71,194	(c)	Tellabs, Inc.(a)	519,716

			36,180,028

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares		Description	Value (Note 1)

Textiles 0.1%
20,934		V.F. Corp.	$1,238,037

Tobacco 1.4%
366,479		Altria Group, Inc.	23,964,062
25,600	(c)	Reynolds American, Inc.	2,063,104
29,699		UST, Inc.	1,535,438

			27,562,604

Travel Services
25,941		Sabre Holdings Corp.	567,589

Trucking & Shipping 1.0%
54,816		FedEx Corp.	5,149,963
12,321		Ryder System, Inc.	513,786
199,200		United Parcel Service, Inc., Class B	14,489,808

			20,153,557

Utility Communications 2.2%
141,966		AT&T Corp.	2,661,863
326,356	(c)	BellSouth Corp.	8,579,899
589,701		SBC Communications, Inc.	13,970,017
497,233		Verizon Communications, Inc.	17,651,771

			42,863,550

Utilities—Electric 2.7%
112,300		AES Corp.(a)	1,839,474
23,700	(c)	Allegheny Energy, Inc.(a)	489,642
35,369	(c)	Ameren Corp.	1,733,435
69,291	(c)	American Electric Power Co., Inc.	2,360,051
56,879		CenterPoint Energy, Inc.	684,254
29,400	(c)	CMS Energy Corp.(a)	383,376
44,251	(c)	Consolidated Edison, Inc.	1,866,507
30,129		Constellation Energy Group, Inc.	1,557,669
59,652		Dominion Resources, Inc.	4,439,898
31,587		DTE Energy Co.	1,436,577
168,362	(c)	Duke Energy Corp.	4,715,819
52,162		Edison International	1,811,065
40,215		Entergy Corp.	2,841,592
118,356		Exelon Corp.	5,431,357
57,706		FirstEnergy Corp.	2,420,767
65,272		FPL Group, Inc.	2,620,671

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	21

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Shares		Description	Value (Note 1)

45,900		NiSource, Inc.	$1,046,061
17,400	(c)	Pinnacle West Capital Corp.	739,674
34,626		PPL Corp.	1,869,458
44,958	(c)	Progress Energy, Inc.	1,885,988
39,197	(c)	Public Service Enterprise Group, Inc.	2,131,925
130,815	(c)	Southern Co.	4,163,841
35,300		TECO Energy, Inc.	553,504
42,614		TXU Corp.	3,393,353
72,283		Xcel Energy, Inc.	1,241,822

			53,657,780

Waste Management 0.2%
56,100	(c)	Allied Waste Industries, Inc.(a)	410,091
103,513		Waste Management, Inc.	2,986,350

			3,396,441

Warehouse/Industrial 0.1%
33,600		ProLogis	1,246,560

		Total long-term investments (cost $1,492,091,531)	1,942,046,471

SHORT-TERM INVESTMENTS 16.3%

Mutual Fund 16.1%
320,295,762	(d)	Dryden Core Investment Fund-Taxable Money Market Series (cost $320,295,762; Note 3)	320,295,762

Principal Amount (000)

U.S. Government Securities 0.2%
$4,000	(b)	United States Treasury Bills 2.75%, 6/16/05 (cost $3,976,947)	3,976,815

		Total short-term investments (cost $324,272,709)	324,272,577

		Total Investments 114.0% (cost $1,816,364,240)	2,266,319,048
		Liabilities in excess of other assets(g) (14.0%)	(278,447,663)

		Net Assets 100%	$1,987,871,385

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

(a)	Non-income producing security.
(b)	Pledged as initial margin for financial futures contracts.
(c)	All or portion of security is on loan. The aggregate market value of such securities is $265,430,262; cash collateral of $276,820,426 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Affiliated security.
(f)	Fair valued security.
(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open future contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at March 31, 2005	Value at Trade Date	Unrealized Depreciation
	Long Position:
165	S&P 500 Index Futures	June 2005	$48,835,875	$49,466,138	$(630,263)

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 were as follows:

Mutual Fund	16.1%
Drugs & Medical Supplies	10.4
Banking	7.6
Financial Services	7.6
Petroleum	7.1
Computer Software & Services	6.4
Miscellaneous Basic Industry	6.4
Retail	6.2
Electronics	4.1
Insurance	4.0
Media	3.8
Utilities—Electric	2.7
Computer Hardware	2.6
Beverages	2.2
Cosmetics & Soaps	2.2
Utility Communications	2.2
Aerospace/Defense	2.1
Telecommunications	1.8
Foods	1.4
Tobacco	1.4
Chemicals	1.2
Petroleum Services	1.1
Machinery	1.0

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	23

Portfolio of Investments

as of March 31, 2005 (Unaudited) Cont’d.

Trucking & Shipping	1.0%
Forest Products	0.9
Hospital Management	0.9
Miscellaneous Consumer Growth	0.9
Health Care	0.8
Office Equipment & Supplies	0.8
Restaurants	0.8
Automobiles & Trucks	0.6
Leisure	0.6
Railroads	0.6
Internet	0.5
Real Estate Investment Trust	0.5
Gas Pipelines	0.4
Housing Related	0.4
Mineral Resources	0.3
Agricultural Products	0.2
Aluminum	0.2
Chemical—Specialty	0.2
Construction	0.2
Lodging	0.2
Steel—Producers	0.2
U.S. Government Securities	0.2
Waste Management	0.2
Airlines	0.1
Commercial Services	0.1
Containers	0.1
Education	0.1
Gas Distribution	0.1
Rubber	0.1
Textiles	0.1
Warehouse/Industrial	0.1

114.0
Liabilities in excess of other assets	(14.0)

100.0%

See Notes to Financial Statements.

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Financial Statements

MARCH 31, 2005	SEMIANNUAL REPORT

Dryden Stock Index Fund

Statement of Assets and Liabilities

as of March 31, 2005 (Unaudited)

Assets
Investments at value, including securities on loan of $265,430,262 (cost $1,816,364,240)	$2,266,319,048
Receivable for investments sold	3,452,728
Dividends and interest receivable	2,655,543
Receivable for Fund shares sold	1,391,249
Other assets	28,657

Total assets	2,273,847,225

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	276,820,426
Payable for Fund shares reacquired	5,786,663
Payable for investments purchased	2,401,571
Management fee payable	472,647
Accrued expenses	276,580
Distribution fee payable	149,148
Due to broker-variation margin	63,183
Deferred trustees’ fees	5,622

Total liabilities	285,975,840

Net Assets	$1,987,871,385

Net assets were comprised of:
Common stock, at par	$75,414
Paid-in capital in excess of par	1,886,876,488

1,886,951,902
Undistributed net investment income	9,976,008
Accumulated net realized loss on investments	(358,381,070)
Net unrealized appreciation on investments	449,324,545

Net assets March 31, 2005	$1,987,871,385

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($68,713,303 ÷ 2,608,060 shares of beneficial interest issued and outstanding)	$26.35
Maximum sales charge (3.25% of offering price)	0.89

Maximum offering price to public	$27.24

Class B
Net asset value, offering price and redemption price per share ($103,772,687 ÷ 3,964,542 shares of beneficial interest issued and outstanding)	$26.18

Class C
Net asset value, offering price and redemption price per share ($50,627,903 ÷ 1,934,533 shares of beneficial interest issued and outstanding)	$26.17

Class I
Net asset value, offering price and redemption price per share ($1,006,279,358 ÷ 38,141,601 shares of beneficial interest issued and outstanding)	$26.38

Class Z
Net asset value, offering price and redemption price per share ($758,478,134 ÷ 28,765,211 shares of beneficial interest issued and outstanding)	$26.37

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	27

Statement of Operations

Six Months Ended March 31, 2005 (Unaudited)

Net Investment Income
Dividends	$25,475,991
Interest	43,593
Income from securities loaned, net	152,557

Total income	25,672,141

Expenses
Management fee	2,857,460
Distribution fee—Class A	94,775
Distribution fee—Class B	542,488
Distribution fee—Class C	261,973
Transfer agent fee—Class A	34,900
Transfer agent fee—Class B	102,600
Transfer agent fee—Class C	26,100
Transfer agent fee—Class Z	377,900
Custodian’s fees and expenses	132,000
Registration fees	36,000
Insurance	36,000
Legal fees and expenses	21,000
Trustees’ fees	20,000
Audit fee	8,000
Miscellaneous	14,594

Total expenses	4,565,790

Less: Expense subsidy (Note 2)	(52,659)

Net expenses	4,513,131

Net investment income	21,159,010

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(32,480,834)
Financial futures contracts	3,406,299

(29,074,535)

Net change in unrealized appreciation (depreciation) on:
Investments	148,640,142
Financial futures contracts	(125,947)

148,514,195

Net gain on investments	119,439,660

Net Increase In Net Assets Resulting From Operations	$140,598,670

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2005	Year Ended September 30, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$21,159,010	$31,386,570
Net realized loss on investment transactions	(29,074,535)	(106,338,295)
Net change in unrealized appreciation (depreciation) on investments	148,514,195	368,645,604

Net increase in net assets resulting from operations	140,598,670	293,693,879

Dividends from net investment income (Note 1)
Class A	(1,005,158)	(706,145)
Class B	(696,856)	(380,947)
Class C	(335,281)	(185,574)
Class I	(18,956,096)	(19,320,388)
Class Z	(13,150,739)	(10,611,644)

	(34,144,130)	(31,204,698)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	164,251,951	567,196,166
Net asset value of shares issued in reinvestment of dividends	28,165,460	25,160,223
Cost of shares reacquired	(446,764,654)	(890,551,839)

Net decrease in net assets from Fund share transactions	(254,347,243)	(298,195,450)

Total decrease	(147,892,703)	(35,706,269)

Net Assets
Beginning of period	2,135,764,088	2,171,470,357

End of period(a)	$1,987,871,385	$2,135,764,088

(a) Includes undistributed net investment income of:	$9,976,008	$22,961,128

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	29

Notes to Financial Statements

(Unaudited)

The Dryden Index Series Fund (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Company was established as a Delaware business trust on May 11, 1992 and currently consists of one fund, which is the Dryden Stock Index Fund (the “Fund”) formerly known as the Prudential Stock Index Fund. Investment operations of the Fund commenced on November 5, 1992. The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of Standard & Poor’s 500 Composite Stock Price Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Dryden Index Series Fund/Dryden Stock Index Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto on the loaned securities. The Fund receives compensation, net of any rebate and securities lending agent fee, for lending its securities in the form of interest or dividends on the collateral received for securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution and transfer agent fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Transfer agent fees are incurred based on shareholder activity and number of accounts for each class.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of a capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC(“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management(“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .30 of 1% of the average daily net assets of the Fund up to $1 billion and .25 of 1% in excess of $1 billion.

PI has contractually agreed to reimburse the Fund for transfer agent fees to the extent that they exceed .10% of the average daily net assets for each share class. PI has also contractually agreed to reimburse the Fund for certain operating expenses, excluding transfer agent fees, so that total operating expenses, excluding transfer fees, do not exceed .55%, 1.30%, 1.30%, .30% and .30% of the average daily net assets for Class A, Class B, Class C, Class Z and Class I shares, respectively. For the six months ended March 31, 2005, PI subsidized $52,659 of the expenses of the Fund (.09% and .01% of the average daily net assets of the Class B and Class C shares, annualized respectively; $.0129 and $.0009 per Class B and Class C shares, respectively).

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class I shares of the Fund. The Fund compensates PIMS for distributing

Dryden Index Series Fund/Dryden Stock Index Fund	33

Notes to Financial Statements

(Unaudited) Cont’d

and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class I shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25 of 1% on the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $89,000 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2005. From these fees, PIMS paid such sales charges to dealers which in turn paid commissions to salespersons, and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2005, it received approximately $10,400, $125,000 and $12,100 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. Effective May 1, 2004, the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was October 29, 2004. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2005.

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Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended March 31, 2005, the Fund incurred fees of approximately $27,400, $100,600, $26,000 and $377,000 for the Class A, Class B, Class C and Class Z shares, respectively, for the services of PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing Corporation (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately, $57,800 in total networking fees, of which the amount relating to the service of First Clearing was approximately $52,900, for the six months ended March 31, 2005. As of March 31, 2005, approximately $25,900 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended March 31, 2005, the Fund earned income of approximately $485,518 and $152,557 from the portfolio, by investing its excess cash and collateral received from securities lending, respectively.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005 aggregated $30,175,418 and $280,271,638 respectively.

As of March 31, 2005, the Fund had securities on loan with an aggregate market value of $265,430,262. The Fund received $276,820,426 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Dryden Index Series Fund/Dryden Stock Index Fund	35

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,845,592,245	$611,193,800	$190,466,997	$420,726,803

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2005 of approximately $200,261,000, of which $1,876,000 expires in 2009, $56,241,000 expires in 2010, $140,177,000 expires in 2011 and $1,967,000 expires in 2012. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

In addition, as of March 31, 2005, the Fund elected to treat post-October capital losses of approximately $99,199,000 incurred in the eleven month period ended September 30, 2004 as being incurred in the current fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Z and Class I shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Certain investors who purchase $1 million or more of Class A shares are subject to a 1% contingent deferred sales charge during the first 12 months. Class B shares are sold with a contingent deferred sales charge (CDSC) which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z and Class I shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class Z and Class I.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended March 31, 2005:
Shares sold	461,723	$12,044,024
Shares issued in reinvestment of dividends	36,964	970,322
Shares reacquired	(1,354,381)	(35,736,930)

Net increase (decrease) in shares outstanding before conversion	(855,694)	(22,722,584)
Shares issued upon conversion from Class B	66,962	1,778,675

Net increase (decrease) in shares outstanding	(788,732)	$(20,943,909)

Year ended September 30, 2004:
Shares sold	1,306,693	$32,448,966
Shares issued in reinvestment of dividends	28,834	687,115
Shares reacquired	(701,854)	(17,430,219)

Net increase (decrease) in shares outstanding before conversion	633,673	15,705,862
Shares issued upon conversion from Class B	109,597	2,745,024

Net increase (decrease) in shares outstanding	743,270	$18,450,886

Class B
Six months ended March 31, 2005:
Shares sold	29,575	$796,863
Shares issued in reinvestment of dividends	25,420	664,482
Shares reacquired	(388,517)	(10,109,719)

Net increase (decrease) in shares outstanding before conversion	(333,522)	(8,648,374)
Shares reacquired upon conversion into Class A	(67,310)	(1,778,675)

Net increase (decrease) in shares outstanding	(400,832)	$(10,427,049)

Year ended September 30, 2004:
Shares sold	866,610	$21,215,651
Shares issued in reinvestment of dividends	15,313	363,519
Shares reacquired	(726,347)	(17,826,863)

Net increase (decrease) in shares outstanding before conversion	155,576	3,752,307
Shares reacquired upon conversion into Class A	(110,423)	(2,745,024)

Net increase (decrease) in shares outstanding	45,153	$1,007,283

Dryden Index Series Fund/Dryden Stock Index Fund	37

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended March 31, 2005:
Shares sold	120,647	$3,147,824
Shares issued in reinvestment of dividends	12,173	318,209
Shares reacquired	(293,573)	(7,660,647)

Net increase (decrease) in shares outstanding	(160,753)	$(4,194,614)

Year ended September 30, 2004:
Shares sold	440,612	$10,787,507
Shares issued in reinvestment of dividends	7,495	177,929
Shares reacquired	(556,219)	(13,539,085)

Net increase (decrease) in shares outstanding	(108,112)	$(2,573,649)

Class I
Six months ended March 31, 2005:
Shares sold	1,850,958	$48,661,718
Shares issued in reinvestment of dividends	527,619	13,850,006
Shares reacquired	(8,021,859)	(209,402,824)

Net increase (decrease) in shares outstanding	(5,643,282)	$(146,891,100)

Year ended September 30, 2004:
Shares sold	10,726,204	$263,093,852
Shares issued in reinvestment of dividends	602,270	14,358,108
Shares reacquired	(21,591,969)	(539,380,984)

Net increase (decrease) in shares outstanding	(10,263,495)	$(261,929,024)

Class Z
Six months ended March 31, 2005:
Shares sold	3,768,370	$99,601,522
Shares issued in reinvestment of dividends	470,950	12,362,441
Shares reacquired	(6,973,848)	(183,854,534)

Net increase (decrease) in shares outstanding	(2,734,528)	$(71,890,571)

Year ended September 30, 2004:
Shares sold	9,660,237	$239,650,190
Shares issued in reinvestment of dividends	401,744	9,573,552
Shares reacquired	(12,194,001)	(302,374,688)

Net increase (decrease) in shares outstanding	(2,132,020)	$(53,150,946)

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Financial Highlights

MARCH 31, 2005	SEMIANNUAL REPORT

Dryden Stock Index Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31,2005 (c)
Per Share Operating Performance:
Net asset value, beginning of period	$25.05

Income from investment operations:
Net investment income(a)	.25
Net realized and unrealized gain (loss) on investment transactions	1.41

Total from investment operations	1.66

Less dividends and distributions:
Dividends from net investment income	(.36)
Distributions from net realized gains	—

Total dividends and distributions	(.36)

Net asset value, end of period	$26.35

Total Return(b):	6.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$68,713
Average net assets (000)	$76,029
Ratios to average net assets:(a)
Expenses, including distribution and service (12b-1) fees(g)	.62	%(d)
Expenses, excluding distribution and service (12b-1) fees	.37	%(d)
Net investment income	1.94	%(d)
For Class A, B, C, I, and Z shares:
Portfolio turnover rate	1	%(h)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Annualized.
(e)	Commencement of offering of Class A shares.
(f)	Less than $.005 per share.
(g)	The distributor of the Fund has contractually agreed to limit its distribution and service(12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(h)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,				November 18, 1999 (c) Through September 30, 2000
2004	2003	2002	2001

$22.38	$18.28	$23.30	$32.06	$31.53

.27	.23	.21	.21	.12
2.66	4.07	(5.02)	(8.76)	.41

2.93	4.30	(4.81)	(8.55)	.53

(.26)	(.20)	(.21)	(.21)	—
—	—	—	— (f)	—

(.26)	(.20)	(.21)	(.21)	—

$25.05	$22.38	$18.28	$23.30	$32.06

13.16%	23.62%	(20.90)%	(26.81)%	1.68%

$85,082	$59,374	$41,723	$41,198	$30,432
$76,034	$51,350	$49,658	$37,775	$19,055

.63%	.65%	.65%	.65%	.65	%(d)
.39%	.40%	.40%	.40%	.40	%(d)
1.10%	1.11%	.92%	.79%	.72	%(d)

5%	2%	7%	3%	2	%(h)

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	41

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended March 31, 2005 (c)
Per Share Operating Performance:
Net asset value, beginning of period	$24.79

Income from investment operations:
Net investment income (loss)(a)	.14
Net realized and unrealized gain (loss) on investment transactions	1.42

Total from investment operations	1.56

Less dividends and distributions:
Dividends from net investment income	(.17)
Distributions from net realized gains	—

Total dividends and distributions	(.17)

Net asset value, end of period	$26.18

Total Return(b):	6.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$103,773
Average net assets (000)	$108,796
Ratios to average net assets:(a)
Expenses, including distribution and service (12b-1) fees	1.40	%(d)
Expenses, excluding distribution and service (12b-1) fees	.40	%(d)
Net investment income (loss)	1.04	%(d)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Annualized.
(e)	Commencement of offering of Class B shares.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,				November 18, 1999 (e) Through September 30, 2000
2004	2003	2002	2001

$22.16	$18.09	$23.06	$31.85	$31.53

.08	.08	.05	.04	(.01)
2.64	4.02	(5.00)	(8.74)	.33

2.72	4.10	(4.95)	(8.70)	.32

(.09)	(.03)	(.02)	(.09)	—
—	—	—	— (f)	—

(.09)	(.03)	(.02)	(.09)	—

$24.79	$22.16	$18.09	$23.06	$31.85

12.27%	22.69%	(21.49)%	(27.39)%	1.01%

$108,217	$95,729	$70,630	$76,668	$70,903
$110,193	$82,986	$87,868	$78,694	$42,919

1.40%	1.40%	1.40%	1.40%	1.40	%(d)
.40%	.40%	.40%	.40%	.40	%(d)
.33%	.38%	.16%	.05%	(.05	)%(d)

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	43

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended March 31, 2005(c)
Per Share Operating Performance:
Net asset value, beginning of period	$24.79

Income from investment operations:
Net investment income(a)	14
Net realized and unrealized gain (loss) on investment transactions	1.41

Total from investment operations	1.55

Less dividends and distributions:
Dividends from net investment income	(.17)
Distributions from net realized gains	—

Total dividends and distributions	(.17)

Net asset value, end of period	$26.17

Total Return(b):	6.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	50,628
Average net assets (000)	52,539
Ratios to average net assets:(a)
Expenses, including distribution and service (12b-1) fees	1.40	%(d)
Expenses, excluding distribution and service (12b-1) fees	.40	%(d)
Net investment income (loss)	1.04	%(d)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Annualized.
(e)	Commencement of offering of Class C shares.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,				November 18, 1999(e) Through September 30, 2000
2004	2003	2002	2001

$22.16	$18.09	$23.06	$31.85	$31.53

.08	.07	.04	.05	—	(f)
2.64	4.03	(4.98)	(8.75)	.32

2.72	4.10	(4.94)	(8.70)	.32

(.09)	(.03)	(.03)	(.09)	—
—	—	—	— (f)	—

(.09)	(.03)	(.03)	(.09)	—

$24.79	$22.16	$18.09	$23.06	$31.85

12.27%	22.69%	(21.47)%	(27.37)%	1.01%

51,946	$48,823	$38,729	$43,487	$32,308
52,697	$43,820	$49,960	$41,230	$20,854

1.40%	1.40%	1.40%	1.37%	1.37	%(d)
.40%	.40%	.40%	.37%	.37	%(d)
.33%	.38%	.16%	.09%	(.01	)%(d)

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	45

Financial Highlights

(Unaudited) Cont’d

	Class I
	Six Months Ended March 31, 2005 (c)
Per Share Operating Performance:
Net asset value, beginning of period	$25.12

Income from investment operations:
Net investment income(a)	.28
Net realized and unrealized gain (loss) on investment transactions	1.43

Total from investment operations	1.71

Less dividends and distributions:
Dividends from net investment income	(.45)
Distributions from net realized gains	—

Total dividends and distributions	(.45)

Net asset value, end of period	$26.38

Total Return(b):	6.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,006,279
Average net assets (000)	$1,053,014
Ratios to average net assets:(a)
Expenses	.30	%(e)
Net investment income	2.17	%(e)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Less than $.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class I

Year Ended September 30,
2004	2003	2002	2001	2000

$22.45	$18.34	$23.38	$32.16	$28.99

.39	.31	.30	.30	.33
2.62	4.08	(5.04)	(8.78)	3.53

3.01	4.39	(4.74)	(8.48)	3.86

(.34)	(.28)	(.30)	(.30)	(.35)
—	—	—	— (d)	(.34)

(.34)	(.28)	(.30)	(.30)	(.69)

$25.12	$22.45	$18.34	$23.38	$32.16

13.50%	24.08%	(20.64)%	(26.58)%	13.38%

$1,099,999	$1,213,338	$972,700	$1,210,995	$1,501,345
$1,346,643	$1,118,408	$1,278,422	$1,431,444	$1,317,874

.30%	.30%	.30%	.30%	.30%
1.43%	1.48%	1.26%	1.14%	1.05%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	47

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended March 31, 2005 (c)
Per Share Operating Performance:
Net asset value, beginning of period	$25.10

Income from investment operations:
Net investment income(a)	.27
Net realized and unrealized gain (loss) on investment transactions	1.42

Total from investment operations	1.69

Less dividends and distributions:
Dividends from net investment income	(.42)
Distributions from net realized gains	—

Total dividends and distributions	(.42)

Net asset value, end of period	$26.37

Total Return(b):	6.76%
Ratios/Supplemental Data:
Net assets, end of period (000)	$758,478
Average net assets (000)	$801,872
Ratios to average net assets:(a)
Expenses	.39	%(e)
Net investment income	2.05	%(e)

(a)	Net of expense subsidy.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Less than $.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z

Year Ended September 30,
2004	2003	2002	2001	2000

$22.43	$18.32	$23.35	$32.12	$28.96

.34	.28	.28	.28	.29
2.65	4.08	(5.03)	(8.78)	3.53

2.99	4.36	(4.75)	(8.50)	3.82

(.32)	(.25)	(.28)	(.27)	(.32)
—	—	—	— (d)	(.34)

(.32)	(.25)	(.28)	(.27)	(.66)

$25.10	$22.43	$18.32	$23.35	$32.12

13.41%	23.97%	(20.71)%	(26.67)%	13.28%

$790,519	$754,206	$609,033	$794,954	$995,426
$807,187	$693,096	$812,314	$928,287	$980,790

.40%	.40%	.40%	.40%	.40%
1.33%	1.37%	1.16%	1.04%	.95%

See Notes to Financial Statements.

Dryden Index Series Fund/Dryden Stock Index Fund	49

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer and Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Stock Index Fund
Share Class	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	262439102	262439201	262439300	262439409	262439508

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Stock Index Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Dryden Stock Index Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Stock Index Fund
Share Class	A	B	C	I	Z
NASDAQ	PSIAX	PBSIX	PSICX	PDSIX	PSIFX
CUSIP	262439102	262439201	262439300	262439409	262439508

MF174E2    IFS-A104242    Ed. 05/2005

Item 2	–	Code of Ethics – – Not required as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4	–	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)      It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)      There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12	–	Exhibits

(a) Code of Ethics – Not applicable with semi-annual filing.

(b) Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	May 26, 2005

*	Print the name and title of each signing officer under his or her signature.